Supplementary Financial Statement Information (Tables)	6 Months Ended
Jun. 30, 2026
Supplementary Financial Statement Information [Abstract]
Schedule of Disaggregated Revenues
a.	Disaggregated revenues:

	Six months ended June 30,
	2026	2025
Revenues from milestones (See note 5)	$-	$2,000
Revenues from the sales of goods	181	234
Total revenues	$181	$2,234

Schedule of Revenues by Geographic Area
b.	Revenues by geographic area were as follows:

	Six months ended June 30,
	2026	2025
United States	$22	$2,164
Canada	91	33
Europe and others	60	37
Israel	8	-
Total revenues	$181	$2,234

Schedule of Revenue by Major Customers
c.	Major customers

Set forth below is a breakdown of the Company’s revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain period):

	Six months ended June 30,
	2026	2025
Customer A	$-	$2,159
Customer B	$78	$33